Goldman Sachs Multi-Strategy Alternatives Fund Investment Strategy - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Multi-Strategy Alternatives Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund generally seeks to achieve its investment objective by allocating its assets among one or more non-traditional and alternative investment strategies including, but not limited to, Equity Long Short, Dynamic Equity, Event Driven and Credit, Relative Value, Tactical Trading, and Opportunistic Fixed Income Strategies, each of which is described below. The Fund will primarily invest in a portfolio of (i) equity securities, including common and preferred stocks, convertible securities, rights and warrants, depositary receipts, real estate investment trusts (“REITs”), pooled investment vehicles, including other investment companies, and exchange-traded funds (“ETFs”), and partnership interests, including master limited partnerships (“MLPs”); (ii) fixed income and/or floating rate securities, including debt issued by corporations, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, covered bonds, notes, debentures, debt participations, convertible bonds, non-investment grade securities (commonly known as “junk bonds”), bank loans (including senior secured loans) and other direct indebtedness; (iii) mortgage-backed and other mortgage-related securities, asset-backed securities, municipal securities, to be announced (“TBA”) securities, and custodial receipts; and (iv) currencies. The Fund’s investments may be publicly traded or over-the-counter (“OTC”). The Fund may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. The Fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging countries and securities denominated in a currency other than the U.S. dollar. Up to 15% of the Fund’s net assets may be invested in illiquid investments. The Fund does not have a target duration. The Fund will also invest in derivatives for both hedging and non-hedging purposes. The Fund’s derivative investments may include (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities, exchange-traded notes, and contracts for differences (“CFDs”). As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits. The Fund may use leverage (e.g., through borrowing and/or the use of derivatives). As a result, the sum of the Fund’s investment exposures may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may implement short positions by using options, swaps, futures, forwards, and other derivatives. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset that it does not currently own at a specified price and time in the future. This gives the Fund a short position with respect to that asset. The Fund intends to gain exposure to the commodities markets primarily by investing in a wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands. The Subsidiary is advised by the Investment Adviser. The Fund may also gain exposure to the commodities markets through investments in other investment companies, ETFs or other pooled investment vehicles. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments (including, but not limited to, commodity futures, commodity options and commodity-linked swaps). Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. An option on commodities gives the purchaser the right (and the writer of the option the obligation) to assume a position in a commodity or a specified basket of commodities at a specified exercise price within a specified period of time. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The value of commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the swaps. Neither the Fund nor the Subsidiary invest directly in physical commodities. The Subsidiary also invests in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts). The Investment Adviser measures the Fund’s performance against the ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged).Management ProcessThe Investment Adviser may determine to allocate the Fund’s assets to all or a subset of the non-traditional and alternative strategies described below at any one time, and may change those allocations from time to time in its sole discretion and without prior notice to shareholders. In the future, the Investment Adviser may also determine to allocate the Fund’s assets to other strategies not described herein. The descriptions of the investment strategies below are subjective, are not complete descriptions of any strategy and may differ from classifications made by other investment advisers that implement similar investment strategies. The Investment Adviser’s determination of the strategy shall govern. Equity Long Short Strategies generally involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity and equity-related investments. Equity Long Short managers may, for example, buy stocks that they expect to outperform or that they believe to be undervalued, and may also sell short stocks that they believe will underperform, or that they believe to be overvalued. Within this framework, Equity Long Short managers may exhibit a range of styles, including longer term buy-and-hold investing and/or shorter term trading styles. The portion of the Fund’s assets invested in equity long/short strategies may cumulatively represent a net short or net long position (though are typically net long). Dynamic Equity Strategies generally involve investing in equity instruments, often with a long term view. Dynamic Equity Strategies are long-biased strategies and may have low excess return correlations to traditional long-only equity strategies. Dynamic Equity Strategies are less likely to track a benchmark than traditional long-only strategies. Dynamic Equity managers are less constrained than traditional long-only managers with respect to factors such as position concentration, sector and country weights, style, and market capitalization. Dynamic Equity managers may hedge long positions and may also purchase, in addition to equity investments, bonds, options, preferred securities, and convertible securities, among others. Event Driven and Credit Strategies seek to achieve gains from market movements in security prices caused by specific corporate events or changes in perceived relative value. These strategies may include, among others, Merger Arbitrage, Distressed Credit, Opportunistic Credit, and Value With a Catalyst investing styles. Merger Arbitrage investing involves long and/or short investments in securities affected by a corporate merger or acquisition. Distressed Credit investing typically involves the purchase of securities or other financial instruments—usually bonds or bank loans—of companies that are in, or are about to enter, bankruptcy or financial distress. Opportunistic Credit investing generally involves investing across the capital structure (which could include, investing in both mezzanine debt and convertible securities of an issuer and/or adjusting exposures across fixed income and floating rate market segments based on perceived opportunity and current market conditions). This can be done by taking a long position in a credit security or other financial instrument that is believed to be underpriced or a short position in a credit security or other financial instrument that is believed to be overpriced. Value With a Catalyst investing involves taking a view on the likelihood and potential stock price outcome of corporate events such as divestitures, spin-offs, material litigation, changes in management, or large share buybacks. Relative Value Strategies seek to identify and benefit from price discrepancies between related assets (assets that share a common financial factor, such as interest rates, an issuer, or an index). Relative Value opportunities generally rely on arbitrage (the simultaneous purchase and sale of related assets) that may exist between two issuers or within the capital structure of a single issuer. Relative Value Strategies attempt to exploit a source of return with low correlation to the market. Relative Value Strategies include, among others, fixed income arbitrage, convertible arbitrage, volatility arbitrage, statistical arbitrage and equity market neutral strategies. Tactical Trading Strategies seek to produce total return by long and short investing across global fixed income, currency, equity, and commodity markets. Tactical Trading managers may employ various investment styles of which the two major strategies are global macro and managed futures. Tactical Trading managers that employ a global macro style may select their investments based upon fundamental and/or technical analysis. Tactical Trading managers that employ a managed futures style may use quantitative modeling techniques (for example, determining an asset’s value based upon an analysis of price history, price momentum, and the asset’s value relative to that of other assets, among other factors). Tactical Trading managers typically have no structural bias to be long, short, or neutral but at any given time may have significant long or short exposures in a particular market or asset class. Along with other markets, Tactical Trading Managers may invest in commodity related instruments including but not limited to commodity futures and commodity exchange traded funds. Commodity markets are influenced by, among other things, changing supply and demand relationships, weather, governmental, agricultural, commercial and trade programs and policies designed to influence commodity prices, world political and economic events, and changes in interest rates. Opportunistic Fixed Income Strategies seek to deliver positive absolute returns in excess of cash investments regardless of economic cycle (i.e., downturns and upswings) or cyclical credit availability. Opportunistic Fixed Income managers seek to maintain diversified exposure across various fixed income and floating rate market segments, with a focus on more liquid markets, assessing the relative value across sectors and adjusting portfolio weightings based on opportunity. Opportunistic Fixed Income managers generally employ a bottom up credit analysis approach and a value aspect in selecting investments, utilizing long and short investments, as well as some notional leverage. Opportunistic Fixed Income managers may seek exposure to potential income generators including, among others, global emerging markets, investment grade and high yield debt markets, convertible bonds, and bank loans.